Basis of preparation	12 Months Ended
Mar. 31, 2020
Basis Of Preparation [Abstract]
Basis of preparation
Basis of preparation
Preparation of the financial statements
These consolidated financial statements have been prepared in accordance with the Companies Act 2006 as applicable to companies using International Financial Reporting Standards (IFRS), Article 4 of the IAS Regulation and International Accounting Standards (IAS) and IFRS and related interpretations, as adopted by the European Union. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board (the IASB) and interpretations as issued by the IFRS Interpretations Committee. The consolidated financial statements are prepared on a going concern basis.
These financial statements consolidate BT Group plc, the parent company, and its subsidiaries (together the ‘group’, ‘us’, ‘we’ or ‘our’).
The consolidated financial statements are prepared on the historical cost basis, except for certain financial and equity instruments that have been measured at fair value. The consolidated financial statements are presented in sterling, the functional currency of BT Group plc.
New and amended accounting standards effective during the year
We adopted IFRS 16 ‘Leases’ for the first time on 1 April 2019. The standard has had a significant impact on the financial statements.
Background
IFRS 16 replaces IAS 17 ‘Leases’ and related interpretations. The standard requires lessees to recognise right-of-use assets and lease liabilities for all leases meeting the lease definition set out by the standard unless certain exemptions are available. Accounting for lessors is largely unchanged.
We have recognised arrangements previously disclosed as operating lease commitments at 31 March 2019 on the balance sheet. The key driver is our portfolio of leased land and buildings, the majority of which were previously recognised off balance sheet following a sale and operating leaseback transaction in 2001. Cell and switch site leases represent another material element, due to the long lease terms associated with these arrangements. We have also recognised lease liabilities in respect of certain arrangements that were previously accounted for as service contracts because they did not meet the IAS 17 lease definition. These relate predominantly to dark fibre and data centre capacity.
Transition
We chose to adopt IFRS 16 on a modified retrospective basis. On transition, we recognised lease liabilities by discounting remaining payments payable under lease arrangements using an appropriate incremental borrowing rate. We recognised right-of-use assets equivalent to the corresponding lease liabilities, adjusted for pre-existing prepaid lease payments, accrued lease expenses, and related onerous lease and decommissioning provisions.
We have recognised the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at 1 April 2019, i.e. the date of initial application. Prior year comparatives have not been restated for the effect of IFRS 16 and continue to be reported under IAS 17.
Practical expedients and exemptions
We have elected to make use of the following practical expedients and exemptions available under IFRS 16:

•	Where appropriate, onerous lease provisions in existence at the date of initial adoption have been derecognised and applied against the corresponding right-of-use assets as a proxy for impairment.

•	Initial direct costs have been excluded when measuring right-of-use assets recognised on initial adoption.

•	Hindsight has been used in assessing the lease term on initial adoption.

•	Low-value leases and short-term leases are excluded from the IFRS 16 accounting model, i.e. they are accounted for as operating expenditure.

•	Leases of intangible assets such as software continue to be accounted for under IAS 38 ‘Intangible Assets’.

•	Where practicable, and by class of underlying asset, arrangements containing both lease components and non-lease components are accounted for as though they comprise a single lease component.
Financial Impact
BT as lessee
In the prior year Annual Report we estimated that lease liabilities totalling £5.6bn - £6.6bn would be recognised on adoption of IFRS 16. Actual liabilities recognised on transition were £6.1bn (£6.3bn including pre-existing finance leases), which were measured by discounting remaining lease payments using the group’s incremental borrowing rate. The weighted-average rate applied was 2.2%.
The corresponding right-of-use assets recognised were £5.2bn. The difference to lease liabilities predominantly relates to accruals for rent inflation associated with operating leases which were previously classified as trade and other payables, but which have been reclassified to the corresponding right-of-use assets on transition to IFRS 16.
The reconciliation of operating lease commitments disclosed at 31 March 2019 to lease liabilities recognised at 1 April 2019 is as follows:

£m
Operating lease commitments disclosed as at 31 March 2019[a]	6,619
Arrangements not considered to be a lease under IAS 17 & IFRIC 4	74
Adjustments as a result of different treatment of extension & termination options	437
Short-term & low value leases recognised as an expense on a straight-line basis	(8)
Effect of discounting under the group's incremental borrowing rate	(901)
Other[b]	(158)
Additional lease liabilities recognised as a result of IFRS 16	6,063
Existing finance leases	206
Total lease liabilities recognised as at 1 April 2019	6,269
[a] BT Group plc Annual Report 2019, note 30 (page 171).
[b] Other primarily represents leases between BT Group plc and MBNL, of which BT’s share is eliminated for consolidation purposes, but which had been shown gross in operating lease commitments disclosed as at 31 March 2019.
Application of IFRS 16 to lessee accounting resulted in an immaterial adjustment to retained earnings at 1 April 2019. This adjustment related to the impairment of right-of-use assets that were impaired on transition, and the release of onerous lease provisions previously recognised in respect of these arrangements.
We have presented right-of-use assets and the current and non-current elements of lease liabilities on the face of the consolidated balance sheet. Additionally, to support the additional lessee accounting disclosure requirements introduced by IFRS 16 we have added a dedicated note (note 15) which explains movements in the right-of-use assets during the year, along with other relevant disclosures, accounting policies and judgements.
The cash flow statement has been revised to present the element of cash lease payments attributable to lease interest expense and the element attributable to repayment of lease liabilities within cash flows from financing activities.
BT as lessor
Lessor accounting is substantially unchanged under IFRS 16 and adoption of the standard has not had a material impact on the accounting for arrangements previously identified as leases.
The revised lease definition introduced by IFRS 16 has however required us to evaluate whether there are any arrangements that are now in scope of the standard and should therefore be accounted for as leases. The areas requiring the greatest judgement concern arrangements to provide external communications providers (CPs) with use of the group’s fixed-line telecommunications infrastructure. We have concluded that arrangements that provide CPs with the exclusive use of the underlying infrastructure generally contain leases. This primarily includes “last mile” connections used by Openreach to provide CPs with connectivity to their customers' premises, along with other fibre products such as Ethernet. It also includes wholesale fixed network access arrangements sold by Enterprise.
The accounting for ongoing rentals is unchanged under IFRS 16, however upfront connections fees are now deferred over the lease term rather than the contractual period.
For Openreach’s last mile arrangements, the lease term is longer than the current contractual deferral period as it also covers the duration that we are ‘reasonably certain’ that CPs will retain the use of the line beyond the initial contractual period. Based on evaluation of historic connection churn rates we have assessed this period as being 6 months for all last mile arrangements except for FTTP, which is 12 months. Additional deferred income has been recognised in respect of active arrangements at the transition date, and a corresponding adjustment has been made to retained earnings. This has not had a material impact on the balance sheet or income statement.
The introduction of IFRS 16 has not had a material impact on the deferral of connection fees in regard to Openreach’s other fibre products and Enterprise’s wholesale fixed network access arrangements.
We continue to present income from these arrangements within revenue in the income statement as they relate to the group’s core business activities. We have included additional disclosures in the revenue note (note 5) clarifying our accounting policy for operating lease income and the proportion of our revenue generated from arrangements that meet the definition of operating leases.
Products sold to end users by our consumer and enterprise units which make use of fixed-line telecommunications infrastructure are not considered to contain leases because the customer does not control the use of the underlying infrastructure.
Opening balance adjustments
The transition method we have chosen in adopting IFRS 16 means we do not restate comparative information for the impact of the standard. We have instead adjusted the 1 April 2019 balance sheet to reflect the impact on opening retained earnings.
Set out below is the impact on the balance sheet of the transition to IFRS 16.

	At 31 March 2019 £m	IFRS 16 opening balance adjustment £m	At 1 April 2019 £m
Non-current assets
Right-of-use assets	—	5,155	5,155
Intangible assets[a]	14,385	(70)	14,315
Property, plant and equipment[a]	17,835	(34)	17,801
Deferred tax assets[b]	1,347	2	1,349
Other non-current assets	2,276	—	2,276
	35,843	5,053	40,896
Current assets
Trade and other receivables[c]	3,222	(50)	3,172
Other current assets	7,222	—	7,222
	10,444	(50)	10,394
Current liabilities
Lease liabilities	—	725	725
Loans and other borrowings[a]	2,100	(16)	2,084
Trade and other payables[d]	5,790	91	5,881
Contract liabilities[d]	1,225	(34)	1,191
Provisions[f]	424	(17)	407
Other current liabilities	63	—	63
	9,602	749	10,351
Total assets less current liabilities	36,685	4,254	40,939
Non-current liabilities
Lease liabilities	—	5,544	5,544
Loans and other borrowings[a]	14,776	(190)	14,586
Contract liabilities[d]	200	(12)	188
Other payables[d,e]	1,479	(825)	654
Provisions[f]	582	(192)	390
Other non-current liabilities	9,481	—	9,481
	26,518	4,325	30,843
Equity
Retained earnings[g]	3,919	(71)	3,848
All other reserves and equity	6,248	—	6,248
Total equity	10,167	(71)	10,096
	36,685	4,254	40,939
[a] Finance lease assets and liabilities reclassified to right-of-use asset and lease liabilities respectively.
[b] Deferred tax recognised on retained earnings adjustment for deferral of connection fees associated with ‘last mile’ arrangements.
[c] Trade and other receivables adjusted to reclassify lease prepayments to the corresponding right-of-use assets.
[d] Contract liabilities recognised in respect of 'last mile' arrangements reclassified to trade and other payables.
[e] Other payables adjusted to reclassify accruals for rent inflation associated with operating leases to the corresponding right-of-use assets.
[f] Onerous lease provisions reclassified to the corresponding right-of-use assets or released to retained earnings.
[g] Retained earnings adjusted to recognise deferred income in respect of connection fees received for ‘last mile’ arrangements, and to reflect impairment of right-of-use assets and release of corresponding onerous lease provisions.
Other standards
The following amended standards and interpretations were also effective during the year, however, they have not had a significant impact on our consolidated financial statements.

•	IFRIC 23 Uncertainty over Income Tax Treatments.

•	Prepayment Features with Negative Compensation (Amendments to IFRS 9).

•	Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28).

•	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19).

•	Annual Improvements to IFRS Standards 2015-2017 Cycle - various standards.
New and amended accounting standards that have been issued but are not yet effective
The following new or amended standards and interpretations are applicable in future periods but are not expected to have a significant impact on the consolidated financial statements.

•	Amendments to References to Conceptual Framework in IFRS Standards.

•	Definition of a Business (Amendments to IFRS 3).

•	Definition of Material (Amendments to IAS 1 and IAS 8).

•	IFRS 17 Insurance Contracts.
Presentation of specific items
Our income statement and segmental analysis separately identify trading results before specific items (‘adjusted’). The directors believe that presentation of our results in this way is relevant to an understanding of our financial performance, as specific items are identified by virtue of their size, nature or incidence.
This presentation is consistent with the way that financial performance is measured by management and reported to the Board and the Executive Committee and assists in providing a meaningful analysis of our trading results. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence.
Specific items may not be comparable to similarly titled measures used by other companies. Examples of charges or credits meeting the above definition and which have been presented as specific items in the current and/or prior years include acquisitions/disposals of businesses and investments, regulatory settlements, historical insurance or litigation claims, business restructuring programmes, asset impairment charges, property rationalisation programmes, net interest on pensions and the settlement of multiple tax years. In the event that other items meet the criteria, which are applied consistently from year to year, they are also treated as specific items. We have also included the impacts of Covid-19 on various balance sheet items as at 31 March 2020 as specific. The impact of Covid-19 on underlying trading is recognised in our underlying (adjusted) results and not as a specific item.
Specific items for the current and prior years are disclosed in note 9.
Adjustments to prior year disclosures due to internal reorganisations
We have restated prior year comparatives presented in the segment information and revenue notes (notes 4 and 5) for the following organisational changes.
From 1 April 2019 we changed the allocation of group overhead costs and transferred the Emergency Services Network contract from Consumer to Enterprise. This has had the following impact on 2019 and 2018 comparatives:

•
Segment revenue increased by £104m and £64m in Enterprise in the years ended 31 March 2019 and 2018 respectively, with corresponding decreases in Consumer. All revenue related to the equipment and other services classification.

•
Adjusted EBITDA increased by £321m in Openreach and £23m in Other and decreased by £203m in Consumer, £80m in Enterprise and £61m in Global in the year ended 31 March 2019; and increased by £318m in Openreach and decreased by £171m in Consumer, £82m in Enterprise, £60m in Global and £5m in Other in the year ended 31 March 2018.

•
Depreciation and amortisation decreased by £70m in Openreach and increased by £6m in Consumer, £56m in Enterprise and £8m in Global in the year ended 31 March 2019; and decreased by £71m in Openreach and increased by £21m in Consumer, £41m in Enterprise, £8m in Global and £1m in Other in the year ended 31 March 2018.

•
Operating profit increased by £391m in Openreach and £23m in Other and decreased by £209m in Consumer, £136m in Enterprise and £69m in Global in the year ended 31 March 2019; and increased by £389m in Openreach and decreased by £192m in Consumer, £123m in Enterprise, £68m in Global and £6m in Other in the year ended 31 March 2018.

•	Intangible assets decreased by £4m and £12m in Consumer in the years ended 31 March 2019 and 31 March 2018 respectively; with corresponding increases in Enterprise.

•	Property, plant and equipment decreased by £46m and £93m in Consumer in the years ended 31 March 2019 and 31 March 2018 respectively; with corresponding increases in Enterprise.
On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach, and at the same time we reclassified certain internal revenues generated by our Ventures businesses as segmental revenue rather than an internal recovery of cost. This had the following impact on 2018 comparatives:

•
Segment revenue, Adjusted EBITDA and Operating profit in Openreach increased by £155m, £95m, and £54m and segment revenue, Adjusted EBITDA and Operating profit in Enterprise decreased by £117m, £95m and £54m respectively.

•
Segment revenue and internal revenue increased by £224m in Enterprise as a result of reclassification of internal revenues generated by our Ventures businesses as segmental revenue rather than as internal recovery of cost.

•	Internal revenue increased by £38m in Openreach.

•	Property, plant and equipment in Enterprise decreased by £41m; with a corresponding increase in Openreach.